INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2012
Deferred tax assets
Credit loss deduction	$ 10,947,000,000	$ 12,481,000,000
Deferred compensation and employee benefits	4,890,000,000	4,936,000,000
Restructuring and settlement reserves	1,645,000,000	1,331,000,000
Unremitted foreign earnings	5,114,000,000	7,362,000,000
Investment and loan basis differences	3,878,000,000	2,358,000,000
Cash flow hedges	1,361,000,000	1,673,000,000
Tax credit and net operating loss carryforwards	28,087,000,000	22,764,000,000
Other deferred tax assets	2,651,000,000	2,127,000,000		58,000,000
Gross deferred tax assets	58,573,000,000	55,032,000,000
Deferred tax assets after valuation allowance	58,573,000,000	55,032,000,000
Deferred tax liabilities
Deferred policy acquisition costs and value of insurance in force	(495,000,000)	(591,000,000)
Fixed assets and leases	(623,000,000)	(1,361,000,000)
Intangibles	(1,517,000,000)	(710,000,000)
Debt valuation adjustments on Citi liabilities	(73,000,000)	(533,000,000)
Other deferred tax liabilities	(543,000,000)	(307,000,000)
Gross deferred tax liabilities	(3,251,000,000)	(3,502,000,000)
Net deferred tax asset	55,322,000,000	51,530,000,000
Roll-forward of company's unrecognized tax benefits
Total unrecognized tax benefits at the beginning of the period	3,923,000,000	4,035,000,000	3,079,000,000
Net amount of increase for current years' tax positions	136,000,000	193,000,000	1,039,000,000
Gross amount of increases for prior years' tax positions	345,000,000	251,000,000	371,000,000
Gross amount of decreases for prior years' tax positions	(1,246,000,000)	(507,000,000)	(421,000,000)
Amounts of decreases relating to settlements	(44,000,000)	(11,000,000)	(14,000,000)
Reductions due to lapse of statutes of limitations	(3,000,000)	(38,000,000)	(11,000,000)
Foreign exchange, acquisitions and dispositions	(2,000,000)		(8,000,000)
Total unrecognized tax benefits at the end of the period	3,109,000,000	3,923,000,000	4,035,000,000
Amount of unrecognized tax benefit which would impact effective tax rate if recognized.	1,300,000,000	2,200,000,000	2,100,000,000
Uncertain tax positions recognized	900,000,000
Interest and penalties included as a component of the Provision for income taxes
Total interest and penalties in the consolidated balance sheet at the beginning of the period, pretax	404,000,000	348,000,000	370,000,000
Total interest and penalties in the consolidated statement of income, pretax	114,000,000	61,000,000	(16,000,000)
Total interest and penalties in the consolidated balance sheet at the end of the period, pretax	492,000,000	404,000,000	348,000,000
Total interest and penalties in the consolidated balance sheet at the beginning of the period, net of tax	261,000,000	223,000,000	239,000,000
Total interest and penalties in the consolidated statement of income, net of tax	71,000,000	41,000,000	(12,000,000)
Total interest and penalties in the consolidated balance sheet at the end of the period, net of tax	315,000,000	261,000,000	223,000,000
Foreign penalties included in total interest and penalties in the balance sheet	10,000,000
State penalties included in total interest and penalties	$ 4,000,000